Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - B/S reconciliation, etc. (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Sep. 24, 2019 USD ($)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Jan. 01, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Nov. 07, 2017 EUR (€)	Sep. 08, 2017 EUR (€)	Jul. 03, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
ASSETS
Cash and cash equivalents	€ 101,067			€ 113,663	[1],[2]	€ 110,995		€ 110,995	[2]				€ 76,454
Financial assets held for trading	108,230			92,879	[1]	125,618		125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,911			10,730	[1]	4,987
Financial assets designated at fair value through profit or loss	62,069			57,460	[1]	42,075		34,782
Financial assets at fair value through other comprehensive income	125,708			121,091	[1]	126,353
Financial assets available-for-sale	122,845			118,420				133,271
Financial assets at amortised cost	995,482			946,099	[1]	909,094
LOANS AND RECEIVABLES								903,013
Held-to-maturity investments								13,491
Investments						6,150		6,184
Other assets						117,797		117,111
TOTAL ASSETS	1,522,695			1,459,271	[1]	1,443,069		1,444,305
LIABILITIES
Financial liabilities held for trading	77,139			70,343	[1]	107,634		107,624
Financial liabilities designated at fair value through profit or loss	60,995			68,058	[1]	59,616		59,616
FINANCIAL LIABILITIES AT AMORTISED COST	1,230,745			1,171,630	[1]	1,126,069		1,126,069
Hedging derivatives, Liabilities	6,048			6,363	[1]	8,034		8,044
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	269			303	[1]	330		330
Provisions	13,987			13,225	[1]	14,686		14,489					14,459
Other liabilities						21,338		21,300
TOTAL LIABILITIES	1,412,036			1,351,910	[1]	1,337,707		1,337,472
EQUITY
SHAREHOLDERS´ EQUITY	122,103			118,613	[1]			116,265
CAPITAL	8,309			8,118	[1]			8,068		€ 48		€ 729	7,291
SHARE PREMIUM	52,446			50,993	[1]			51,053				€ 6,343
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	598			565	[1]			525			€ 686
OTHER EQUITY	146			234	[1]			216
ACCUMULATED RETAINED EARNINGS	61,028			56,756	[1]			53,437
Other reserves	(5,246)			(3,567)	[1]			(1,602)
(-) OWN SHARES	(31)			(59)	[1]			(22)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	6,515			7,810	[1]			6,619
(-) INTERIM DIVIDENDS	(1,662)	$ (1,662)		(2,237)	[1]			(2,029)
OTHER COMPREHENSIVE INCOME	(22,032)			(22,141)	[1]			(21,776)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(4,288)			(2,936)	[1]			(4,034)
Actuarial gains or losses on defined benefit pension plans	(4,764)			(3,609)				(4,033)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	1			1				(1)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	514			597
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(39)			75
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(17,744)			(19,205)	[1]			(17,742)
Hedge of net investments in foreign operations (effective portion)	(5,464)			(4,312)				(4,311)
Exchange differences	(14,607)			(15,730)				(15,430)
Hedging derivatives. Cash flow hedges (effective portion)	300			277				152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,321			828
Financial assets available-for-sale	2,321			831				2,068
Share in other income and expenses recognized in investments in joint ventures and associates	(294)			(268)				(221)
NON-CONTROLLING INTEREST	10,588			10,889	[1]			12,344
Other comprehensive income	(982)			(1,292)	[1]			(1,436)
Other items	11,570			12,181	[1]			13,780
TOTAL EQUITY	110,659		€ 106,970	107,361	[1],[3]	105,493	[4]	106,833					102,699	[4]
TOTAL LIABILITIES AND EQUITY	1,522,695			1,459,271	[1]			1,444,305
Provision for contingent liabilities and commitments
LIABILITIES
Provisions	739			779	[1]	814		617					459
Other Provisions For Adoption Of IFRS 9
LIABILITIES
Provisions						13,872		13,872
Derivatives
LIABILITIES
Financial liabilities held for trading	63,016			55,341	[1]	57,902		57,892
Short positions
LIABILITIES
Financial liabilities held for trading	14,123			15,002	[1]	20,979		20,979
Deposits
LIABILITIES
Financial liabilities held for trading	0			0	[1]	28,753		28,753
Financial liabilities designated at fair value through profit or loss	57,111			65,304	[1]	55,971		55,971
FINANCIAL LIABILITIES AT AMORTISED COST	942,417			903,101	[1]	883,320		883,320
Marketable debt securities
LIABILITIES
Financial liabilities held for trading	0			0	[1]	0		0
Financial liabilities designated at fair value through profit or loss	3,758			2,305	[1]	3,056		3,056
FINANCIAL LIABILITIES AT AMORTISED COST	258,219			244,314	[1]	214,910		214,910
Other financial liabilities
LIABILITIES
Financial liabilities held for trading	0			0	[1]	0		0
Financial liabilities designated at fair value through profit or loss	126			449	[1]	589		589
FINANCIAL LIABILITIES AT AMORTISED COST	30,109			24,215	[1]	27,839		27,839
Derivatives
ASSETS
Financial assets held for trading	63,397			55,939	[1]	57,243		57,243
Equity instruments
ASSETS
Financial assets held for trading	12,437			8,938	[1]	21,353		21,353
Non-trading financial assets mandatorily at fair value through profit or loss	3,350			3,260	[1]	2,584
Financial assets designated at fair value through profit or loss								933
Financial assets at fair value through other comprehensive income	2,863			2,671	[1]	3,169
Financial assets available-for-sale	2,863		€ 2,671	2,671		3,169		4,790					€ 5,487
EQUITY
Financial assets available-for-sale								914
Debt instruments
ASSETS
Financial assets held for trading	32,041			27,800	[1]	36,554		36,351
Non-trading financial assets mandatorily at fair value through profit or loss	1,175			5,587	[1]	1,792
Financial assets designated at fair value through profit or loss	3,186			3,222	[1]	3,286		3,485
Financial assets at fair value through other comprehensive income	118,405			116,819	[1]	122,077
Financial assets available-for-sale	122,845			118,420				128,481
Financial assets at amortised cost	29,789			37,696	[1]	35,772
LOANS AND RECEIVABLES								17,543
Held-to-maturity investments								13,491
EQUITY
Financial assets available-for-sale	2,321			831				1,154
Loans and advances
ASSETS
Financial assets held for trading	355			202	[1]	10,468		10,511
Non-trading financial assets mandatorily at fair value through profit or loss	386			1,883	[1]	611
Financial assets designated at fair value through profit or loss	58,883			54,238	[1]	38,789		30,364
Financial assets at fair value through other comprehensive income	4,440			1,601	[1]	1,107
Financial assets at amortised cost	€ 965,693			€ 908,403	[1]	873,322
LOANS AND RECEIVABLES								885,470
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
ASSETS
Non-trading financial assets mandatorily at fair value through profit or loss						933
Financial assets designated at fair value through profit or loss						(933)
Financial assets at fair value through other comprehensive income						124,229
Financial assets available-for-sale						(124,229)
Financial assets at amortised cost						889,779
LOANS AND RECEIVABLES						(889,779)
EQUITY
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:						919
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified						5
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income						914
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:						(919)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income						1,154
Financial assets available-for-sale						(2,068)
Share in other income and expenses recognized in investments in joint ventures and associates						(5)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Equity instruments
ASSETS
Non-trading financial assets mandatorily at fair value through profit or loss						933
Financial assets designated at fair value through profit or loss						(933)
Financial assets at fair value through other comprehensive income						2,636
Financial assets available-for-sale						(2,636)
EQUITY
Financial assets available-for-sale						(914)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Debt instruments
ASSETS
Financial assets at fair value through other comprehensive income						121,593
Financial assets available-for-sale						(121,593)
Financial assets at amortised cost						15,557
LOANS AND RECEIVABLES						(15,557)
EQUITY
Financial assets available-for-sale						(1,154)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Loans and advances
ASSETS
Financial assets at amortised cost						874,222
LOANS AND RECEIVABLES						(874,222)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
ASSETS
Financial assets held for trading						160
Non-trading financial assets mandatorily at fair value through profit or loss						4,054
Financial assets designated at fair value through profit or loss						8,226
Financial assets at fair value through other comprehensive income						2,126
Financial assets available-for-sale						(9,042)
Financial assets at amortised cost						21,297
LOANS AND RECEIVABLES						(13,242)
Held-to-maturity investments						(13,491)
Other assets						6
TOTAL ASSETS						94
LIABILITIES
Financial liabilities held for trading						10
Hedging derivatives, Liabilities						(10)
Other liabilities						41
TOTAL LIABILITIES						41
EQUITY
SHAREHOLDERS´ EQUITY						91
Other reserves						91
OTHER COMPREHENSIVE INCOME						(53)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:						(152)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified						(5)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income						(141)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk						(6)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:						99
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income						99
NON-CONTROLLING INTEREST						15
Other comprehensive income						3
Other items						12
TOTAL EQUITY						53
TOTAL LIABILITIES AND EQUITY						94
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Derivatives
LIABILITIES
Financial liabilities held for trading						10
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Equity instruments
ASSETS
Non-trading financial assets mandatorily at fair value through profit or loss						1,651
Financial assets at fair value through other comprehensive income						533
Financial assets available-for-sale						(2,154)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Debt instruments
ASSETS
Financial assets held for trading						203
Non-trading financial assets mandatorily at fair value through profit or loss						1,792
Financial assets designated at fair value through profit or loss						(199)
Financial assets at fair value through other comprehensive income						486
Financial assets available-for-sale						(6,888)
Financial assets at amortised cost						20,195
LOANS AND RECEIVABLES						(1,994)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Loans and advances
ASSETS
Financial assets held for trading						(43)
Non-trading financial assets mandatorily at fair value through profit or loss						611
Financial assets designated at fair value through profit or loss						8,425
Financial assets at fair value through other comprehensive income						1,107
Financial assets at amortised cost						1,102
LOANS AND RECEIVABLES						(11,248)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment
ASSETS
Financial assets at fair value through other comprehensive income						(2)
Financial assets at amortised cost						(1,982)
LOANS AND RECEIVABLES						8
Investments						(34)
Other assets						680
TOTAL ASSETS						(1,330)
LIABILITIES
Provisions						197
Other liabilities						(3)
TOTAL LIABILITIES						194
EQUITY
SHAREHOLDERS´ EQUITY						(1,401)
Other reserves						(1,401)
NON-CONTROLLING INTEREST						(123)
Other items						(123)
TOTAL EQUITY						(1,524)
TOTAL LIABILITIES AND EQUITY						(1,330)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment | Provision for contingent liabilities and commitments
LIABILITIES
Provisions						197
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment | Debt instruments
ASSETS
Financial assets at fair value through other comprehensive income						(2)
Financial assets at amortised cost						20
LOANS AND RECEIVABLES						8
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment | Loans and advances
ASSETS
Financial assets at amortised cost						(2,002)
BRAZIL
EQUITY
Financial assets previously designated at cost reclassified due to requirements of IFRS 9, initial application of IFRS 9								€ 8,600
In accordance with IFRS 9
EQUITY
SHAREHOLDERS´ EQUITY						114,955
CAPITAL						8,068
SHARE PREMIUM						51,053
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL						525
OTHER EQUITY						216
ACCUMULATED RETAINED EARNINGS						53,437
Other reserves						(2,912)
(-) OWN SHARES						(22)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT						6,619
(-) INTERIM DIVIDENDS						(2,029)
OTHER COMPREHENSIVE INCOME						(21,829)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:						(3,267)
Actuarial gains or losses on defined benefit pension plans						(4,033)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified						(1)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income						773
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk						(6)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:						(18,562)
Hedge of net investments in foreign operations (effective portion)						(4,311)
Exchange differences						(15,430)
Hedging derivatives. Cash flow hedges (effective portion)						152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income						1,253
Share in other income and expenses recognized in investments in joint ventures and associates						(226)
NON-CONTROLLING INTEREST						12,236
Other comprehensive income						(1,433)
Other items						13,669
TOTAL EQUITY						105,362
TOTAL LIABILITIES AND EQUITY						€ 1,443,069

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).